Stockholders' Equity (Deficit) - Preferred Stock Shares (Details) - DiamondHead Holdings Corp. - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred shares, shares authorized	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0